UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decemberr 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Roger H. Jenswold & Company Inc.
Address: 5847 San Felipe Suite 4100
         Houston, TX 77057



13F File Number: 28-03940

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Richard A. Nunn
Title:   Chief Compliance Officer
Phone:   713-789-9060_
Signature, Place, and Date of Signing:

_____________________     Houston, Texas     February 1, 2010
    [Signature]            [City, State]      [Date]


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:59
Form 13F Information Table Value Total:$86,006,000


List of Other Included Managers:

No.   13F File Number        Name


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
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                                                   ROGER H. JENSWOLD & COMPANY INC.                                          PAGE 1
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     3192    38612 SH       DEFINED                     0    38612        0
ABBOTT LABS                    COM              002824100     3218    59606 SH       DEFINED                     0    59606        0
AMERICAN FINL GROUP INC OHIOSR COM              025932203      484    21075 SH       DEFINED                     0    21075        0
AMGEN INC                      COM              031162100      897    15850 SH       DEFINED                     0    15850        0
ANADARKO PETROLEUM CORP        COM              032511107     2553    40895 SH       DEFINED                     0    40895        0
ASPEN INSURANCE HOLDINGS LTDPF PREFERRED STOCKS G05384139     1922    86591 SH       DEFINED                     0    86591        0
AVNET INC                      COM              053807103      634    21008 SH       DEFINED                     0    21008        0
BED BATH & BEYOND INC          COM              075896100     1475    38210 SH       DEFINED                     0    38210        0
CB RICHARD ELLIS GROUP INC CL  COM              12497T101      783    57700 SH       DEFINED                     0    57700        0
CELGENE CORP                   COM              151020104     3194    57364 SH       DEFINED                     0    57364        0
CENTURY PETE CORP COM          COM              156661100        1    40000 SH       DEFINED                     0    40000        0
CISCO SYSTEMS INC              COM              17275R102     2867   119765 SH       DEFINED                     0   119765        0
COCA COLA CO                   COM              191216100     3436    60287 SH       DEFINED                     0    60287        0
CONOCOPHILLIPS                 COM              20825C104     2485    48665 SH       DEFINED                     0    48665        0
CORTS TR FIRST UN INSTL CAP CO PREFERRED STOCKS 22080W205      615    23650 SH       DEFINED                     0    23650        0
CORTS TR J C PENNEY CORTS 7.62 CONVERTIBLE PREF 220803100      272    12454 SH       DEFINED                     0    12454        0
CREDIT-ENHANCED CORTS TR AONCO PREFERRED STOCKS 22532R101      299    12150 SH       DEFINED                     0    12150        0
CULLEN FROST BANKERS INC       COM              229899109      245     4900 SH       DEFINED                     0     4900        0
DEVELOPERS DIVERSIFIED RLTY 8. PREFERRED STOCKS 251591830      685    34254 SH       DEFINED                     0    34254        0
E M C CORP MASS                COM              268648102     3407   195002 SH       DEFINED                     0   195002        0
EXXON MOBIL CORP               COM              30231G102     4132    60602 SH       DEFINED                     0    60602        0
GENERAL ELEC CO                COM              369604103     1511    99897 SH       DEFINED                     0    99897        0
GENZYME CORP                   COM              372917104      372     7590 SH       DEFINED                     0     7590        0
H C C INSURANCE HOLDINGS INC   COM              404132102     4254   152094 SH       DEFINED                     0   152094        0
HALLIBURTON CO                 COM              406216101      345    11480 SH       DEFINED                     0    11480        0
HARLEY DAVIDSON INC            COM              412822108     1487    58990 SH       DEFINED                     0    58990        0
HENRY JACK & ASSOC INC         COM              426281101     2290    98965 SH       DEFINED                     0    98965        0
HESS CORP                      COM              42809H107      828    13692 SH       DEFINED                     0    13692        0
HONEYWELL INTL INC             COM              438516106     1726    44040 SH       DEFINED                     0    44040        0
HRPT PPTYS TR PFD SER B        PREFERRED STOCKS 40426W309      421    17253 SH       DEFINED                     0    17253        0
HUGOTON RTY TR TEX UNIT BEN IN COM              444717102      459    28550 SH       DEFINED                     0    28550        0
I B M                          COM              459200101     3439    26270 SH       DEFINED                     0    26270        0
ING GROEP NV 6.125% SERIES     PREFERRED STOCKS 456837509      458    27300 SH       DEFINED                     0    27300        0
INTEL CORP                     COM              458140100     1525    74735 SH       DEFINED                     0    74735        0
ISHARES TRUST DJ SEL DIV INX   MUTUAL FUNDS     464287168     1849    42112 SH       DEFINED                     0    42112        0
J P MORGAN CHASE & CO          COM              46625H100      367     8800 SH       DEFINED                     0     8800        0
JOHNSON & JOHNSON              COM              478160104     3073    47704 SH       DEFINED                     0    47704        0
MASCO CORP                     COM              574599106      842    61000 SH       DEFINED                     0    61000        0
MBNA CAP D TRUPS D 8.125%      PREFERRED STOCKS 55266J200      337    13800 SH       DEFINED                     0    13800        0
MERRILL LYNCH PFD CAP TR V TOP PREFERRED STOCKS 59021K205      755    35350 SH       DEFINED                     0    35350        0
NUVEEN QUALITY PFD INCOME FD   MUTUAL FUNDS     67072W101     2017   290250 SH       DEFINED                     0   290250        0
NUVEEN REAL ESTATE INCOME FDCO MUTUAL FUNDS     67071B108      969   119900 SH       DEFINED                     0   119900        0
PEPSICO INC                    COM              713448108      459     7551 SH       DEFINED                     0     7551        0
PFIZER INC                     COM              717081103      301    16555 SH       DEFINED                     0    16555        0
PIONEER NATURAL RESOURCES CO   COM              723787107     1163    24150 SH       DEFINED                     0    24150        0
PROSPERITY BANCSHARES INC      COM              743606105     1637    40443 SH       DEFINED                     0    40443        0
PUBLIC STORAGE PFD K 1/1000    PREFERRED STOCKS 74460D273      542    21600 SH       DEFINED                     0    21600        0
RUSH ENTERPRISES INC CL A      COM              781846209     1954   164325 SH       DEFINED                     0   164325        0
SATURNS 2005-3 LTD BRANDS INCA PREFERRED STOCKS 80410Q207      487    24215 SH       DEFINED                     0    24215        0
SCHLUMBERGER                   COM              806857108      957    14698 SH       DEFINED                     0    14698        0

PORTVUE-SEC13F.LNP                                            CAPSTONE                                                     PAGE 2
RUN DATE: 01/09/10  2:07 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

SLM CORP PFD A 6.97%           PREFERRED STOCKS 78442P205      671    17850 SH       DEFINED                     0    17850        0
STERICYCLE INC                 COM              858912108      221     4000 SH       DEFINED                     0     4000        0
STERLING BANCSHARES CAP TR PFD PREFERRED STOCKS 85915Q206      863    41001 SH       DEFINED                     0    41001        0
TAYC CAP TR I 9.750%           PREFERRED STOCKS 87216N205      510    26800 SH       DEFINED                     0    26800        0
TEVA PHARMACEUTICAL INDS LTDAD COM              881624209     5660   100755 SH       DEFINED                     0   100755        0
TEXAS INSTRUMENTS INC          COM              882508104     1031    39575 SH       DEFINED                     0    39575        0
U G I CORP                     COM              902681105     1135    46915 SH       DEFINED                     0    46915        0
VULCAN MATLS CO                COM              929160109     1718    32615 SH       DEFINED                     0    32615        0
WELLS FARGO & CO               COM              949746101      554    20522 SH       DEFINED                     0

LINE COUNT: 59